Notes Payable and Secured Credit Facility (Narrative) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) interest_rate_swap_agreement	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 01, 2019 USD ($)
Debt Instrument [Line Items]
Secured credit facility, draws	$ 10,000	$ 30,000	$ 155,000	$ 240,000	$ 240,000
Number of interest rate swap agreements entered into during period | interest_rate_swap_agreement	2
Interest rate swaps, effective date	Apr. 01, 2019
Secured credit facility, principal amount outstanding	$ 365,000		355,000	220,000
Variable Rate, Subject To Interest Rate Swap [Member]
Debt Instrument [Line Items]
Secured credit facility, principal amount outstanding	100,000		100,000	100,000
Term Loan [Member] | Variable Rate, Subject To Interest Rate Swap [Member]
Debt Instrument [Line Items]
Secured credit facility, principal amount outstanding	$ 100,000		$ 100,000	$ 100,000
Term Loan [Member] | Variable Rate, Subject To Interest Rate Swap [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Secured credit facility, principal amount outstanding						$ 150,000